(Loss) Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Income from continuing operations attributable to non-controlling interests	$ (5,870)	$ 4,261	$ 681